UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2008

Item 1. Schedule of Investments.

TCM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS: 98.7%
	Aerospace & Defense: 0.8%
40,463	HEICO Corp. - Class A	$1,075,507
20,024	HEICO Corp.	651,581
137,890	Ladish Co., Inc. *	2,839,155
		4,566,243
	Air Freight & Logistics: 1.2%
86,539	Hub Group, Inc. *	2,953,576
185,466	UTI Worldwide, Inc.	3,700,047
		6,653,623
	Auto Components: 1.9%
95,688	Autoliv, Inc.	4,460,974
322,726	LKQ Corp. *	5,831,659
		10,292,633
	Biotechnology: 0.5%
103,390	Cepheid *	2,907,327

	Capital Markets: 1.7%
78,439	Affiliated Managers Group, Inc. *	7,064,217
78,468	FCStone Group, Inc. *	2,191,611
		9,255,828
	Chemicals: 2.7%
127,252	Airgas, Inc.	7,430,244
189,212	Calgon Carbon Corp. *	2,925,218
113,806	OM Group, Inc. *	3,731,699
30,294	Zoltek Companies, Inc. *	734,629
		14,821,790
	Commercial Services & Supplies: 5.8%
225,595	Cornell Companies, Inc. *	5,439,095
244,633	Geo Group, Inc. *	5,504,243
150,432	ITT Educational Services, Inc. *	12,430,196
259,160	Waste Connections, Inc. *	8,274,979
		31,648,513
	Commercial Supplies & Services: 1.0%
122,908	Huron Consulting Group, Inc. *	5,572,649

	Communications Equipment: 5.1%
103,103	Belden, Inc.	3,493,129
292,213	Comverse Technology, Inc. *	4,953,010
205,988	F5 Networks, Inc. *	5,854,179
594,666	Harmonic, Inc. *	5,655,274
257,031	NICE Systems, Ltd. - ADR *	7,600,407
		27,555,999
	Computers & Peripherals: 0.5%
123,015	Intermec, Inc. *	2,593,156

	Construction & Engineering: 6.1%
182,859	Chicago Bridge & Iron Co. NV	7,281,445
203,009	EMCOR Group, Inc. *	5,791,847
182,612	McDermott International, Inc. *	11,301,857
208,230	URS Corp. *	8,739,413
		33,114,562
	Diversified Consumer Services: 1.2%
106,966	Capella Education Co. *	6,380,522

	Electronic Equipment & Instruments: 1.3%
117,791	Amphenol Corp. - Class A	5,286,460
79,093	OSI Systems, Inc. *	1,694,172
		6,980,632
	Energy Equipment & Services: 8.3%
421,744	Cal Dive Internnational, Inc *	6,026,722
39,373	Core Laboratories NV *	5,604,747
144,021	Exterran Holdings, Inc. *	10,296,061
147,293	Helix Energy Solutions Group, Inc. *	6,133,280
216,169	Hornbeck Offshore Services, Inc. *	12,215,710
241,437	Pioneer Drilling Co. *	4,541,430
		44,817,950
	Health Care Equipment & Supplies: 13.5%
265,669	Abaxis, Inc. *	6,410,593
133,318	Arthrocare Corp. *	5,440,708
256,167	Conceptus, Inc. *	4,736,528
112,314	Haemonetics Corp. *	6,228,934
263,775	Hologic, Inc. *	5,750,295
122,328	Illumina, Inc. *	10,655,992
171,229	Immucor, Inc. *	4,431,406
135,171	Mine Safety Appliances Co.	5,405,488
149,583	NuVasive, Inc. *	6,680,377
135,134	Sirona Dental Systems, Inc. *	3,502,673
90,607	SurModics, Inc. *	4,062,818
353,543	Wright Medical Group, Inc. *	10,044,157
		73,349,969
	Health Care Providers & Services: 6.6%
23,694	HealthExtras, Inc. *	714,137
160,385	HMS Holdings Corp. *	3,443,466
74,607	ICON PLC - ADR *	5,634,321
234,513	inVentiv Health, Inc. *	6,517,116
53,116	Pediatrix Medical Group, Inc. *	2,614,901
226,220	Psychiatric Solutions, Inc. *	8,560,165
601,844	Sun Healthcare Group, Inc. *	8,058,691
		35,542,797
	Health Care Technology: 0.6%
155,662	Trizetto Group *	3,328,053

	Hotels, Restaurants & Leisure: 0.9%
277,641	BJ's Restaurants, Inc. *	2,701,447
140,508	The Cheesecake Factory *	2,235,482
		4,936,929
	Industrial Conglomerates: 1.5%
72,580	Walter Industries, Inc.	7,894,527

	Internet Software & Services: 4.5%
477,470	Ariba, Inc. *	7,023,584
361,450	CyberSource Corp. *	6,047,059
259,362	Omniture, Inc. *	4,816,352
205,783	Vocus, Inc. *	6,620,039
		24,507,034
	IT Services: 0.5%
184,542	Tyler Technologies, Inc. *	2,504,235

	Leisure Equipment & Products: 0.4%
223,876	LeapFrog Enterprises, Inc. *	1,862,648

	Life Science Tools & Services: 1.9%
53,778	Techne Corp. *	4,161,879
237,713	Parexel International Corp. *	6,254,229
		10,416,108
	Machinery: 0.4%
97,817	Kadant, Inc. *	2,210,664

	Marine: 1.0%
111,129	Kirby Corp. *	5,334,192

	Metals & Mining: 3.6%
90,073	Schnitzer Steel Industries, Inc.	10,322,366
229,019	Sims Group Ltd. - ADR	9,137,858
		19,460,224
	Oil & Gas: 5.8%
204,191	Goodrich Petroleum Corp. *	16,931,518
192,232	Penn Virginia Corp.	14,498,137
		31,429,655
	Oil, Gas & Services: 1.3%
224,924	Tesco Corp. *	7,186,322

	Oil, Gas & Consumable Fuels: 2.6%
60,298	CVR Energy, Inc. *	1,160,737
23,997	Patriot Coal Corp. *	3,678,500
353,048	Rex Energy Corporation *	9,320,467
		14,159,704
	Pharmaceuticals: 1.6%
93,255	KV Pharmaceutical Co. - Class A *	1,802,619
218,015	Perrigo Co.	6,926,337
		8,728,956

	Semiconductor & Semiconductor Equipment: 3.9%
270,250	ATMI, Inc. *	7,545,380
321,164	Fairchild Semiconductor International, Inc. *	3,767,254
145,384	FEI Co. *	3,311,847
99,466	Hittite Microwave Corp. *	3,542,979
316,917	Integrated Device Technology, Inc. *	3,150,155
		21,317,615
	Software: 8.6%
178,196	Ansoft Corp. *	6,486,334
165,303	Ansys, Inc. *	7,789,077
125,675	Blackboard, Inc. *	4,804,555
272,299	Concur Technologies, Inc. *	9,048,496
16,043	EPIQ Systems, Inc. *	227,811
261,203	MICROS Systems, Inc. *	7,964,080
368,131	Phase Forward, Inc. *	6,615,314
141,908	PROS Holdings, Inc. *	1,593,627
90,730	Verint Systems, Inc. *	2,130,340
		46,659,634
	Textiles, Apparel & Luxury Goods: 0.6%
93,255	Phillips-Van Heusen Corp.	3,414,998

	Transportation Infrastructure: 0.8%
105,178	Aegean Marine Petroleum Network, Inc.	4,279,693

	TOTAL COMMON STOCKS
	(Cost $449,202,209)	535,685,384

Par
	SHORT-TERM INVESTMENTS: 0.8%
	Commercial Paper: 0.8%
$4,079,000	Deutsche Bank, 2.002%, 07/01/2008	4,079,000

Shares
	Money Market Fund: 0.0%
49,212	SEI Daily Income Trust Government Fund	49,212

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,128,212)	4,128,212

	TOTAL INVESTMENTS IN SECURITIES: 99.5%
	(Cost $453,330,421)	539,813,596
	Other Assets in Excess of Liabilities: 0.5%	2,797,813
	TOTAL NET ASSETS: 100.00%	$542,611,409

*	Non-income producing security.
ADR	American Depository Receipt

	The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows+:

	Cost of investments	$454,068,746
	Gross unrealized appreciation	107,943,474
	Gross unrealized depreciation	(22,198,624)
	Net unrealized appreciation	$85,744,850

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

TCM SMALL-MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS: 96.7%
	Aerospace & Defense: 2.4%
4,971	Goodrich Corp.	$235,924
11,707	KBR, Inc.	408,691
560	Moog, Inc. *	20,854
1,496	Precision Castparts Corp.	144,170
		809,639
	Air Freight & Logistics: 1.9%
5,280	Expeditors International of Washington, Inc.	227,040
5,348	Hub Group, Inc. *	182,527
11,633	UTI Worldwide, Inc.	232,079
		641,646
	Auto Components: 2.8%
7,397	Autoliv, Inc.	344,848
19,589	LKQ Corp. *	353,974
5,770	WABCO Holdings, Inc.	268,074
		966,896
	Biotechnology: 1.0%
5,497	Charles River Laboratories International, Inc. *	351,368

	Broadcast Media: 1.1%
4,197	Central European Media Enterprises Ltd. *	379,954

	Capital Markets: 2.1%
4,882	Affiliated Managers Group, Inc. *	439,673
11,505	Invesco Ltd.	275,890
		715,563
	Chemicals: 1.9%
6,963	Airgas, Inc.	406,569
7,063	OM Group, Inc. *	231,596
		638,165
	Commercial Services & Supplies: 8.7%
4,767	Apollo Group, Inc. *	210,987
7,975	DeVry, Inc.	427,620
15,144	Geo Group, Inc. *	340,740
9,181	ITT Educational Services, Inc. *	758,626
16,578	Republic Services, Inc.	492,367
11,558	Ritchie Bros. Auctioneers, Inc.	313,569
13,179	Waste Connections, Inc. *	420,805
		2,964,714
	Communications Equipment: 4.5%
6,351	Belden, Inc.	215,172
4,004	CommScope, Inc. *	211,291
18,113	Comverse Technology, Inc. *	307,015
12,777	F5 Networks, Inc. *	363,122
2,975	Foundry Networks, Inc. *	35,164
13,301	NICE Systems Ltd. - ADR *	393,311
		1,525,075
	Computers & Peripherals: 1.9%
8,408	Intermec, Inc. *	177,241
18,890	NCR Corp. *	476,028
		653,269
	Construction & Engineering: 8.6%
11,413	Chicago Bridge & Iron Co. NV	454,466
12,868	EMCOR Group, Inc. *	367,124
16,404	McDermott International, Inc. *	1,015,243
10,966	Quanta Services, Inc. *	364,839
16,511	URS Corp. *	692,967
		2,894,639
	Electrical Equipment: 1.1%
929	First Solar, Inc. *	253,450
2,235	General Cable Corp. *	135,999
		389,449
	Electronic Equipment & Instruments: 4.9%
21,018	Amphenol Corp. - Class A	943,288
3,592	Itron, Inc. *	353,273
9,745	Trimble Navigation Ltd. *	347,897
		1,644,458
	Energy Equipment & Services: 9.4%
2,867	Compagnie Gnrale de Gophysique-Veritas - ADR *	135,351
2,309	Core Laboratories NV *	328,686
8,840	Exterran Holdings, Inc. *	631,972
8,923	Helix Energy Solutions Group, Inc. *	371,554
13,192	Hornbeck Offshore Services, Inc. *	745,480
7,844	Oceaneering International, Inc. *	604,380
4,288	Unit Corp. *	355,775
		3,173,198
	Health Care Equipment & Supplies: 8.1%
7,602	Arthrocare Corp. *	310,238
5,982	Gen-Probe, Inc. *	284,025
6,792	Haemonetics Corp. *	376,684
18,966	Hologic, Inc. *	413,459
7,240	Illumina, Inc. *	630,676
10,483	Immucor, Inc. *	271,300
9,842	NuVasive, Inc. *	439,544
		2,725,926
	Health Care Providers & Services: 3.1%
11,638	Patterson Companies, Inc. *	342,041
3,278	Pediatrix Medical Group, Inc. *	161,376
14,198	Psychiatric Solutions, Inc. *	537,252
		1,040,669
	Hotels, Restaurants & Leisure: 0.4%
8,541	The Cheesecake Factory *	135,887

	Industrial Conglomerates: 0.7%
2,278	Walter Industries, Inc.	247,778

	Insurance: 0.5%
2,479	Assurant, Inc.	163,515

	Internet & Catalog Retail: 0.7%
2,143	Priceline.com, Inc. *	247,431

	Internet Software & Services: 2.1%
12,076	Omniture, Inc. *	224,251
12,802	VeriSign, Inc. *	483,916
		708,167
	Life Science Tools & Services: 4.0%
14,417	Parexel International Corp. *	379,311
16,703	PerkinElmer, Inc.	465,179
3,269	Techne Corp. *	252,988
4,193	Waters Corp. *	270,448
		1,367,926
	Machinery: 2.0%
4,282	AGCO Corp. *	224,420
5,851	Joy Global, Inc.	443,681
		668,101
	Marine: 0.7%
5,107	Kirby Corp. *	245,136

	Media: 1.0%
12,583	Focus Media Holding Ltd. - ADR *	348,801

	Metals & Mining: 2.2%
18,422	Sims Group Ltd. - ADR	735,038

	Oil & Gas: 4.5%
9,884	Denbury Resources, Inc. *	360,766
10,276	Penn Virginia Corp.	775,016
8,146	Petrohawk Energy Corp. *	377,241
		1,513,023
	Oil, Gas & Consumable Fuels: 0.9%
4,210	Continental Resources, Inc. *	291,837

	Pharmaceuticals: 1.3%
13,268	Perrigo Co.	421,524

	Semiconductor & Semiconductor Equipment: 2.7%
3,970	Hittite Microwave Corp. *	141,411
19,843	Integrated Device Technology, Inc. *	197,240
19,958	Marvell Technology Group Ltd. *	352,458
6,619	Varian Semiconductor Equipment Associates, Inc. *	230,474
		921,583
	Software: 6.0%
20,208	Activision, Inc. *	688,487
14,467	Ansys, Inc. *	681,685
16,258	MICROS Systems, Inc. *	495,706
6,879	Verint Systems, Inc. *	161,519
		2,027,397
	Specialty Retail: 1.7%
8,998	GameStop Corp. *	363,519
5,746	Guess ?, Inc.	215,188
		578,707
	Textiles, Apparel & Luxury Goods: 0.5%
4,170	Phillips-Van Heusen Corp.	152,705

	Wireless Telecommunication Services: 1.3%
12,374	SBA Communications Corp. - Class A *	445,588

	TOTAL COMMON STOCKS
	(Cost $31,153,528)	32,734,772

Par
	SHORT-TERM INVESTMENTS: 3.1%
	Commercial Paper: 3.0%
$1,015,000	Deutsche Bank, 2.002%, 07/01/2008	1,015,000

Shares
	Money Market Fund: 0.1%
23,847	SEI Daily Income Trust Government Fund	23,847

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,038,847)	1,038,847
	TOTAL INVESTMENTS IN SECURITIES: 99.8%
	(Cost $32,192,375)	33,773,619
	Other Assets in Excess of Liabilities: 0.2%	59,167
	TOTAL NET ASSETS: 100.00%	$33,832,786

*	Non-income producing security.
ADR	American Depository Receipt

	The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows+:

	Cost of investments	$32,200,487
	Gross unrealized appreciation	2,854,421
	Gross unrealized depreciation	(1,281,289)
	Net unrealized appreciation	$1,573,132

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date  August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  August 25, 2008

By (Signature and Title)*   /s/ Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  August 28, 2008

* Print the name and title of each signing officer under his or her signature.